Commitments and contingencies - Mine Tailings Project (Details) (USD $)	Mar. 31, 2013	Jan. 26, 2012	Dec. 05, 2011
Commitments and contingencies - Mine Tailings Project
Ownership interest as per JV Agreement with Jaramillo % of issued and outstanding membership interests of Amiko Kay		99.00%
Amount of mine tailings as per JV Agreement with Jaramillo		$ 1,200,000
Mine tailings previous activity period		100
Payment made to joint venture		200,000	75,000
Work commitment, within the first year of the Joint Venture		250,000
Work commitment, within the second year of the Joint Venture		750,000
Additional Commitment to joint venture		250,000
Common shares issued		600,000
shares of Common Stock, which have been issued to Jaramillo.		100,000
shares of Common Stock within 6 months of signing the JV Agreement, which was issued in June 2012.		200,000
shares of Common Stock within 12 months of signing the JV Agreement (these shares will be issued in April 2013).		300,000
Joint Venture, net revenues distribution percentage to Amiko Kay		0.6500
Joint Venture, net revenues distribution percentage to Jaramillo		35.00%
Amount paid toward Work Commitment		260,000
Amount funded for the benefit of operations under the JV Agreement	250,000
Approximate tons of the Tailings material has been sent to the processing plant in Parral, Mexico	6,000
The cost of the wash plant and jig circuit, to be approximately .	$ 80,000